JAMES BALANCED: GOLDEN RAINBOW FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-42.56%
	Basic Materials-2.54%
24,895	Alcoa Corp.*	$701,043
7,510	Arch Coal, Inc., Class A	685,438
53,670	Avery Dennison Corp.	6,064,710
14,895	Carpenter Technology Corp.	682,936
89,210	Celanese Corp.	8,796,998
17,575	Chemours Co.	653,087
68,325	Cleveland-Cliffs, Inc.	682,567
61,030	CNX Resources Corp.*	657,293
13,365	Domtar Corp.	663,572
202,795	Freeport-McMoRan, Inc.	2,614,028
17,005	Gibraltar Industries Inc*	690,573
8,105	Innospec, Inc.	675,552
14,590	International Paper Co.	675,079
18,620	Kennametal, Inc.	684,285
29,885	KKR & Co., Inc, Class A	701,999
11,810	Materion Corp.	673,879
23,940	Mosaic Co.	653,801
26,725	National General Holdings Corp.	634,184
11,550	Nucor Corp.	673,942
19,305	Steel Dynamics, Inc.	680,887
34,710	United States Steel Corp.	676,498
22,390	Universal Forest Products, Inc.	669,237
8,715	WR Grace & Co.	680,119
		30,971,707

	Communications-0.05%
30,020	Interpublic Group of Cos., Inc.	630,720
		630,720

	Consumer, Cyclical-8.54%
26,060	Abercrombie & Fitch Co., Class A	714,305
10,665	AMC Networks, Inc., Class A*	605,345
33,125	American Eagle Outfitters, Inc.	734,381
9,995	Asbury Automotive Group, Inc.*	693,253
13,660	Atlas Air Worldwide Holdings, Inc.*	690,650
695	AutoZone, Inc.*	711,763
44,705	Bed Bath & Beyond, Inc.	759,538
146,385	Best Buy Co., Inc.	10,402,118
32,325	Bloomin' Brands, Inc.	661,046
36,370	BMC Stock Holdings, Inc.*	642,658
15,330	Brinker International, Inc.	680,345
15,335	Capri Holdings, Ltd.*	701,576
6,605	Columbia Sportswear Co.	688,109
4,720	Deckers Outdoor Corp.*	693,793
68,480	Delta Air Lines, Inc.	3,536,992
17,625	Dick's Sporting Goods, Inc.	648,776
9,535	Dillard's, Inc., Class A	686,711
7,225	Dine Brands Global, Inc.	659,570
24,815	DSW, Inc., Class A	551,389
5,460	Expedia, Inc.	649,740
27,815	Federal Signal Corp.	722,912
11,130	Foot Locker, Inc.	674,478
60,930	GameStop Corp., Class A	619,049
25,740	Gap, Inc.	673,873
71,065	General Motors Co.	2,636,511
30,865	Gray Television, Inc.*	659,276

Shares or Principal Amount		Value
	Consumer, Cyclical (continued)
11,010	Group 1 Automotive, Inc.	$712,347
15,685	HD Supply Holdings, Inc.*	679,945
18,685	Herman Miller, Inc.	657,338
12,160	Insight Enterprises, Inc.*	669,530
28,470	KB Home	688,120
33,145	Knoll, Inc.	626,772
9,880	Kohl's Corp.	679,448
20,005	La-Z-Boy, Inc.	659,965
14,010	Lennar Corp., Class A	687,751
7,675	Lithia Motors, Inc., Class A	711,856
28,960	Macy's, Inc.	695,909
56,500	McDonald's Corp.	10,729,350
23,375	MDC Holdings, Inc.	679,277
15,425	Meritage Homes Corp.*	689,652
52,235	Michaels Cos., Inc.*	596,524
19,785	Navistar International Corp.*	639,055
15,365	Nordstrom, Inc.	681,899
12,160	Norwegian Cruise Line Holdings, Ltd.*	668,314
255	NVR, Inc.*	705,585
200,750	Office Depot, Inc.	728,722
8,985	Omnicom Group, Inc.	655,815
9,955	PACCAR, Inc.	678,334
14,805	Patrick Industries, Inc.*	670,963
15,900	Penske Automotive Group, Inc.	709,935
24,200	PulteGroup, Inc.	676,632
5,425	Ralph Lauren Corp.	703,514
4,750	RH*	489,012
16,105	Rush Enterprises, Inc., Class A	673,350
40,790	Sally Beauty Holdings, Inc.*	750,944
24,505	SeaWorld Entertainment, Inc.*	631,249
18,120	Sinclair Broadcast Group, Inc., Class A	697,258
20,625	Skechers U.S.A., Inc., Class A*	693,206
13,360	SkyWest, Inc.	725,314
14,540	Sleep Number Corp.*	683,380
12,555	Spirit Airlines, Inc.*	663,657
18,950	SPX Corp.*	659,270
38,795	Steelcase, Inc., Class A	564,467
28,390	Target Corp.	2,278,581
39,775	Taylor Morrison Home Corp., Class A*	706,006
46,930	TEGNA, Inc.	661,713
18,775	Toll Brothers, Inc.	679,655
51,945	TRI Pointe Group, Inc.*	656,585
23,410	United Continental Holdings, Inc.*	1,867,650
23,190	Viacom, Inc., Class B	650,943
174,580	Walmart, Inc.	17,026,787
95,900	Walt Disney Co.	10,647,777
4,815	Whirlpool Corp.	639,865
21,150	Winnebago Industries, Inc.	658,823
14,985	Wyndham Destinations, Inc.	606,743
		104,092,944

	Consumer, Non-cyclical-5.77%
46,935	Anthem, Inc.	13,469,406
19,480	Avis Budget Group, Inc.*	679,073
15,280	Cal-Maine Foods, Inc.	681,946
14,010	Cardinal Health, Inc.	674,581
41,265	Career Education Corp*	681,698
17,540	Core-Mark Holding Co., Inc.	651,260
15,425	Edgewell Personal Care Co.*	677,003
55,000	Eli Lilly & Co.	7,136,800
13,745	Ensign Group, Inc.	703,607
9,050	FTI Consulting, Inc.*	695,221
975	Graham Holdings Co., Class B	666,100

Shares or Principal Amount		Value
	Consumer, Non-cyclical (continued)
28,560	H&R Block, Inc.	$683,726
5,345	HCA Healthcare, Inc.	696,881
25,150	Horizon Pharma PLC*	664,715
5,015	Jazz Pharmaceuticals PLC*	716,894
6,510	JM Smucker Co.	758,415
20,540	K12, Inc.*	701,030
160,480	Kroger Co.	3,947,808
31,575	Mallinckrodt PLC*	686,441
5,030	Molina Healthcare, Inc.*	714,059
71,940	Molson Coors Brewing Co., Class B	4,291,221
390,000	Pfizer, Inc.	16,563,300
10,305	Quidel Corp.*	674,668
12,435	REGENXBIO, Inc.*	712,650
10,305	Robert Half International, Inc.	671,474
17,715	Schweitzer-Mauduit International, Inc.	685,925
24,615	Tenet Healthcare Corp.*	709,897
86,420	Tyson Foods, Inc., Class A	6,000,141
10,000	UnitedHealth Group, Inc.	2,472,600
11,290	Universal Corp.	650,643
16,015	Weis Markets, Inc.	653,572
		70,372,755

	Energy-3.52%
20,930	Apache Corp.	725,434
71,345	Archrock Inc	697,754
34,225	California Resources Corp.*	879,925
65,695	Carrizo Oil & Gas, Inc.*	819,217
244,945	Chesapeake Energy Corp.*	759,329
65,665	Chevron Corp.	8,088,615
9,740	Cimarex Energy Co.	680,826
91,930	ConocoPhillips	6,135,408
19,830	CONSOL Energy, Inc.*	678,583
17,395	CVR Energy, Inc.	716,674
20,185	Delek US Holdings, Inc.	735,138
98,455	Exxon Mobil Corp.	7,955,164
13,740	HollyFrontier Corp.	676,970
71,085	Keane Group, Inc.*	774,116
32,175	Mammoth Energy Services, Inc.	535,714
11,630	Marathon Petroleum Corp.	696,055
23,010	Murphy Oil Corp.	674,193
8,545	Murphy USA, Inc.*	731,623
23,010	PBF Energy, Inc., Class A	716,531
45,555	Phillips 66	4,335,469
34,735	ProPetro Holding Corp.*	782,927
31,870	Valero Energy Corp.	2,703,532
24,940	Warrior Met Coal, Inc.	758,176
23,640	World Fuel Services Corp.	682,960
		42,940,333

	Financial-5.75%
12,625	Aaron's, Inc.	664,075
122,745	Aflac, Inc.	6,137,250
18,885	Air Lease Corp.	648,700
34,615	Aircastle, Ltd.	700,608
59,380	Allstate Corp.	5,592,408
25,730	Ally Financial, Inc.	707,318
22,310	American Equity Investment Life Holding Co.	602,816
41,422	American Financial Group, Inc.	3,985,211
20,805	Arch Capital Group, Ltd.*	672,418
52,575	Capital One Financial Corp.	4,294,852
13,305	CBRE Group, Inc., Class A*	657,932
20,980	Encore Capital Group, Inc.*	571,285
15,730	Essent Group, Ltd.*	683,469

Shares or Principal Amount		Value
	Financial (continued)
7,575	Evercore, Inc., Class A	$689,325
150,035	Fifth Third Bancorp	3,783,883
13,305	First American Financial Corp.	685,207
61,025	First BanCorp	699,346
3,440	Goldman Sachs Group, Inc.	660,446
14,550	Hamilton Lane, Inc., Class A	634,089
13,920	Hartford Financial Services Group, Inc.	692,102
14,895	HFF, Inc.	711,236
4,155	Jones Lang LaSalle, Inc.	640,618
149,470	JPMorgan Chase & Co.	15,130,848
31,990	Kennedy-Wilson Holdings, Inc.	684,266
11,545	LGI Homes, Inc.*	695,471
9,335	LPL Financial Holdings, Inc.	650,183
17,520	Marcus & Millichap, Inc.*	713,590
11,630	McGrath RentCorp	657,909
52,240	MGIC Investment Corp.*	689,046
42,630	Nelnet, Inc., Class A	2,347,634
0.2126	Newmark Group, Inc., Class A	2
27,035	NMI Holdings, Inc., Class A*	699,395
34,295	OFG Bancorp	678,698
33,185	Radian Group, Inc.	688,257
32,625	Rent-A-Center, Inc., Class A*	680,884
7,835	Safety Insurance Group, Inc.	682,742
12,515	Stifel Financial Corp.	660,291
21,165	Synchrony Financial	675,164
20,690	Triton International, Ltd.	643,459
175,000	Unum Group	5,920,250
13,690	Voya Financial, Inc.	683,952
40,965	Waddell & Reed Financial, Inc., Class A	708,285
12,600	Walker & Dunlop, Inc.	641,466
		70,046,386

	Industrial-3.87%
14,405	Allison Transmission Holdings, Inc.	647,073
46,125	American Axle & Manufacturing Holdings, Inc.*	660,049
8,370	American Woodmark Corp.*	691,613
30,940	Atkore International Group, Inc.*	666,138
17,540	BorgWarner, Inc.	673,711
5,460	Carlisle Cos., Inc.	669,505
28,217	Caterpillar, Inc.	3,823,121
7,665	CH Robinson Worldwide, Inc.	666,778
9,900	Clean Harbors, Inc.*	708,147
25,565	Colfax Corp.*	758,769
12,805	Comfort Systems USA, Inc.	670,854
4,300	Cummins, Inc.	678,841
36,170	Dana, Inc.	641,656
1	Delphi Technologies PLC	19
11,520	Encore Wire Corp.	659,174
9,000	Expeditors International of Washington, Inc.	683,100
26,500	FedEx Corp.	4,807,365
8,105	Garmin, Ltd.	699,867
12,920	Generac Holdings, Inc.*	661,892
15,965	Hub Group, Inc., Class A*	652,170
5,630	Hubbell, Inc.	664,227
3,315	Huntington Ingalls Industries	686,868
5,460	iRobot Corp.*	642,587
35,090	KBR, Inc.	669,868
7,945	Keysight Technologies, Inc.*	692,804
4,575	Lear Corp.	620,873
100,000	Magna International, Inc.	4,869,000
17,005	Masco Corp.	668,467
19,035	Matson, Inc.	686,973
31,685	Meritor, Inc.*	644,790

Shares or Principal Amount		Value
	Industrial (continued)
20,625	Mueller Industries, Inc.	$646,387
3,785	Norfolk Southern Corp.	707,379
4,665	Old Dominion Freight Line, Inc.	673,579
8,610	Oshkosh Corp.	646,869
34,120	Owens-Illinois, Inc.	647,598
3,905	Parker-Hannifin Corp.	670,176
18,950	Quanta Services, Inc.	715,173
8,370	Regal Beloit Corp.	685,252
7,710	Reliance Steel & Aluminum Co.	695,905
25,565	Rexnord Corp.*	642,704
10,930	Saia, Inc.*	667,823
14,895	Sealed Air Corp.	686,064
11,455	Sonoco Products Co.	704,826
19,920	Terex Corp.	640,030
15,685	Timken Co.	684,180
41,480	United Rentals, Inc.*	4,739,090
19,700	Werner Enterprises, Inc.	672,755
3,320	Zebra Technologies Corp., Class A*	695,640
		47,187,729

	Technology-8.97%
20,000	Amgen, Inc.	3,799,600
59,100	Apple, Inc.	11,226,045
94,030	Arrow Electronics, Inc.*	7,245,952
15,795	Avnet, Inc.	685,029
38,055	AVX Corp.	659,874
2,200	Biogen, Inc.*	520,036
12,515	Booz Allen Hamilton Holding Corp.	727,622
15,000	Broadcom, Inc.	4,510,650
41,185	Cabot Microelectronics Corp.	4,611,073
3,745	CACI International, Inc., Class A*	681,665
11,630	CDK Global, Inc.	684,077
98,840	Cisco Systems, Inc.	5,336,372
30,500	CommScope Holding Co., Inc.*	662,765
217,810	Corning, Inc.	7,209,511
16,220	CSG Systems International, Inc.	686,106
45,160	Cypress Semiconductor Corp.	673,787
15,865	Deluxe Corp.	693,618
18,005	Diodes, Inc.*	624,773
10,420	DXC Technology Co.	670,110
9,060	Genomic Health, Inc.*	634,653
42,820	Hewlett Packard Enterprise Co.	660,713
44,180	Innoviva, Inc.*	619,845
8,080	Integer Holdings Corp.*	609,394
298,710	Intel Corp.	16,040,727
7,930	j2 Global, Inc.	686,738
24,705	Jabil, Inc.	656,906
41,470	KEMET Corp.	703,746
47,220	Liberty TripAdvisor Holdings, Inc., Class A*	670,052
123,623	Micron Technology, Inc.*	5,109,339
83,250	Microsoft Corp.	9,818,505
31,095	Motorola Solutions, Inc.	4,366,360
57,035	Navient Corp.	659,895
40,035	NIC, Inc.	684,198
2,370	Northrop Grumman Corp.	638,952
30,195	ON Semiconductor Corp.*	621,111
17,625	PC Connection, Inc.	646,309
67,290	Rambus, Inc.*	703,180
1,665	Regeneron Pharmaceuticals, Inc.*	683,682
22,570	Sanmina Corp.*	651,144
9,332	Science Applications International Corp.	718,097
14,420	Seagate Technology PLC	690,574
6,950	Spirit AeroSystems Holdings, Inc., Class A	636,134

Shares or Principal Amount		Value
	Technology (continued)
30,470	Symantec Corp.	$700,505
16,040	Synaptics, Inc.*	637,590
7,225	SYNNEX Corp.	689,193
6,430	Synopsys, Inc.*	740,415
6,880	Tech Data Corp.*	704,581
9,405	T-Mobile US, Inc.*	649,886
31,475	Triumph Group, Inc.	599,914
58,260	TTM Technologies, Inc.*	683,390
13,775	United States Cellular Corp. *	632,410
12,865	Verint Systems, Inc.*	770,099
54,150	Viavi Solutions, Inc.*	670,377
33,555	Vishay Intertechnology, Inc.	619,761
22,010	Xerox Corp.	703,880
28,740	Xperi Corp.	672,516
		109,293,436

	Utilities-3.55%
37,775	AES Corp.	682,972
27,883	American Electric Power Co., Inc.	2,335,201
91,013	AT&T, Inc.	2,854,168
176,850	CenterPoint Energy, Inc.	5,429,295
55,515	Entergy Corp.	5,308,899
136,585	Exelon Corp.	6,847,006
38,043	FirstEnergy Corp.	1,582,969
11,190	National Fuel Gas Co.	682,142
135,378	NRG Energy, Inc.	5,750,857
156,560	Southwestern Energy Co.*	734,266
187,360	Verizon Communications, Inc.	11,078,597
		43,286,372

TOTAL COMMON STOCKS
(Cost $432,800,218)		518,822,382

Shares or Principal Amount		Value
EXCHANGE TRADED FUNDS-0.27%
265,426	iShares® Gold Trust ETF*	3,285,974

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,231,001)		3,285,974

Shares or Principal Amount		Value
CORPORATE BONDS-6.12%
	Consumer, Cyclical-1.09%
$5,000,000	eBay, Inc., 2.600%, 7/15/22	4,932,200
5,000,000	Home Depot, Inc., 2.700%, 4/1/23	5,026,782
785,000	McDonald's Corp., 5.700%, 2/1/39	912,343
2,000,000	Walmart, Inc., 5.250%, 9/1/35	2,407,288
		13,278,613
	Consumer, Non-cyclical-0.41%
3,000,000	Hershey Co., 4.125%, 12/1/20	3,072,298
1,950,000	Keurig Dr Pepper, Inc., 2.530%, 11/15/21	1,921,171
		4,993,469
	Energy-0.82%
10,000,000	Equinor ASA, 2.250%, 11/8/19	9,969,965

	Financial-1.09%
8,100,000	Berkshire Hathaway, Inc., 3.750%, 8/15/21	8,345,641
5,000,000	Wells Fargo & Co., 2.500%, 3/4/21	4,976,538
		13,322,179
	Industrial-0.40%
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,564,270

Shares or Principal Amount		Value
	Industrial (continued)
$1,000,000	General Electric Co., 2.700%, 10/9/22	$982,031
2,000,000	General Electric Co., 6.875%, 1/10/39	2,368,209
		4,914,510
	Technology-2.31%
3,419,000	Apple, Inc., 1.550%, 2/7/20	3,392,591
10,000,000	Apple, Inc., 3M US L + 0.20%, 2/7/20(a)	10,010,592
5,000,000	Intel Corp., 3.300%, 10/1/21	5,096,289
5,000,000	Intel Corp., 2.875%, 5/11/24	5,040,222
3,700,000	Microsoft Corp., 5.200%, 6/1/39	4,579,338
		28,119,032
TOTAL CORPORATE BONDS
(Cost $72,261,659)		74,597,768

Shares or Principal Amount		Value
MUNICIPAL BONDS-4.14%
	Hawaii-0.82%
9,000,000	City and County of Honolulu General Obligation Unlimited Bonds, Series B, 5.000%, 11/1/25	10,022,220

	Maryland-0.41%
5,000,000	County of Montgomery General Obligation Unlimited Bonds, Series A, 3.000%, 11/1/29	5,046,150

	Ohio-2.89%
7,450,000	Beavercreek City School District General Obligation Unlimited Bonds, 3.250%, 12/1/36	7,529,417
5,000,000	County of Cuyahoga General Obligation Limited (Capital Improvement), Series A, 4.000%, 12/1/37	5,118,200
	Greenville City School District General Obligation Unlimited Bonds (School Improvement):
5,000,000	5.000%, 1/1/46	5,365,800
11,000,000	5.500%, 1/1/51	11,965,800
1,000,000	Ohio State University General Recipients Revenue Bonds, Series C, 4.910%, 6/1/40	1,206,090
500,000	Springboro Community City School District General Obligation Unlimited Bonds, 5.250%, 12/1/23	570,120
3,475,000	State of Ohio General Obligation Unlimited Bonds, Series C, 5.000%, 9/1/19	3,524,658
		35,280,085
	Texas-0.02%
235,000	Tyler Independent School District General Obligation Unlimited Bonds, Unrefunded 2016, 5.000%, 2/15/34	235,627

TOTAL MUNICIPAL BONDS
(Cost $48,676,341)		50,584,082

Shares or Principal Amount		Value
U.S. GOVERNMENT AGENCIES-10.17%
	Federal Agricultural Mortgage Corp.-1.33%
$10,000,000	3M US L + 0.08%, 1/3/22(a)	9,994,107
6,177,000	3.150%, 11/9/27	6,178,468
		16,172,575
	Federal Farm Credit Banks-1.69%
10,000,000	2.350%, 5/2/24	9,827,727
5,725,000	2.750%, 11/6/26	5,787,719
5,000,000	3.420%, 5/27/31	5,000,062
		20,615,508
	Federal Home Loan Banks-4.87%
11,250,000	1.200%, 5/23/19	11,230,386
5,000,000	1.600%, 10/22/20	4,934,505
10,000,000	2.875%, 6/13/25	10,235,742
10,000,000	2.620%, 4/28/26	9,882,346
14,000,000	2.000%, 6/30/31(b)	13,706,053
5,000,000	4.080%, 5/25/33	5,159,318
4,200,000	4.200%, 7/11/33	4,200,089
		59,348,439

Shares or Principal Amount		Value
	Federal Home Loan Mortgage Corp.-0.81%
$10,000,000	1.800%, 4/13/20	$9,930,055

	Tennessee Valley Authority-1.06%
10,000,000	5.250%, 9/15/39	12,883,016

	United States Department of Housing and Urban Development-0.41%
5,000,000	2.050%, 8/1/19	4,991,851

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $124,688,322)		123,941,444

Shares or Principal Amount		Value
MORTGAGE BACKED SECURITIES-2.55%
	Fannie Mae Pool-2.16%
8,479,947	3.500%, 9/1/33	8,722,036
18,228,293	2.500%, 1/1/57	17,585,751
		26,307,787
	Fannie Mae REMICS-0.39%
4,600,502	3.500%, 5/25/47	4,701,230

TOTAL MORTGAGE BACKED SECURITIES
(Cost $30,838,834)		31,009,017

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-22.77%
	U.S. Treasury Bonds-8.41%
$10,000,000	2.625%, 11/15/20	10,045,312
10,000,000	2.000%, 8/15/25	9,820,703
50,000,000	2.750%, 2/15/28	51,472,656
30,000,000	3.000%, 8/15/48	31,127,344
		102,466,015
	U.S. Treasury Notes-12.69%
75,000,000	1.000%, 11/30/19	74,299,805
20,000,000	3.500%, 5/15/20	20,243,750
60,000,000	2.375%, 4/15/21	60,119,531
		154,663,086
	United States Treasury Inflation Indexed Bonds-1.67%
20,266,200	0.625%, 4/15/23	20,413,997

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $272,772,016)		277,543,098

Shares or Principal Amount		Value
FOREIGN BONDS-0.61%
	Singapore Government Bond-0.61%
SGD 10,000,000	2.250%, 6/1/21	7,427,744

TOTAL FOREIGN BONDS
(Cost $7,511,768)		7,427,744

Shares or Principal Amount		Value
SHORT TERM INVESTMENTS-10.58%
	Mutual Fund-3.21%
39,128,933	First American Treasury Obligations Fund, Class X, 7-Day Yield 2.339%	39,128,933

Shares or Principal Amount	Value
U.S. Treasury Bill-7.37%
90,000,000	United States Treasury Bill, 2.175%, 4/25/2019(c)	$89,859,600

TOTAL SHORT TERM INVESTMENTS
(Cost $128,998,433)	128,988,533

TOTAL INVESTMENT SECURITIES-99.77%
(Cost $1,121,778,592)	1,216,200,042
OTHER ASSETS IN EXCESS OF LIABILITIES-0.23%	2,833,485
NET ASSETS-100.00%	$1,219,033,527

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Floating or variable rate security. The reference rate is described below. The rate in effect as of March 31, 2019 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(b)	Step coupon. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of March 31, 2019.
(c)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Libor Rates:

3M US L - 3 Month LIBOR as of March 31, 2019 was 2.60%

SGD - Singapore Dollar

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS-96.05%
	Basic Materials-5.48%
13,065	Boise Cascade Co.	$349,619
77,125	Cleveland-Cliffs, Inc.	770,479
11,000	Louisiana-Pacific Corp.	268,180
33,310	Mercer International, Inc.	450,018
7,300	Norbord, Inc.	201,115
9,090	Schnitzer Steel Industries, Inc., Class A	218,160
		2,257,571

	Consumer, Cyclical-20.22%
18,300	AMC Networks, Inc., Class A*	1,038,708
52,800	Bloomin' Brands, Inc.	1,079,760
16,400	Brinker International, Inc.	727,832
5,940	Deckers Outdoor Corp.*	873,121
22,100	DSW, Inc., Class A	491,062
22,000	Gray Television, Inc.*	469,920
6,790	Hawaiian Holdings, Inc.	178,237
14,600	Insight Enterprises, Inc.*	803,876
31,673	MDC Holdings, Inc.	920,417
18,290	Patrick Industries, Inc.*	828,903
12,815	SkyWest, Inc.	695,726
27,795	Tailored Brands, Inc.	217,913
		8,325,475

	Consumer, Non-cyclical-12.69%
40,400	Darling Ingredients Inc*	874,660
11,800	FTI Consulting, Inc.*	906,476
10,245	Ingles Markets, Inc., Class A	282,967
39,200	Mallinckrodt PLC*	852,208
10,700	National HealthCare Corp.	811,916
15,235	Tivity Health, Inc.*	267,527
10,800	TriNet Group, Inc.*	645,192
10,550	Village Super Market, Inc., Class A	288,331
7,260	Weis Markets, Inc.	296,281
		5,225,558

	Energy-3.26%
127,700	Denbury Resources, Inc.*	261,785
68,905	Gulfport Energy Corp.*	552,618
43,000	Laredo Petroleum, Inc.*	132,870
17,900	Pattern Energy Group, Inc., Class A	393,800
		1,341,073

	Financial-18.87%
18,600	Aaron's, Inc.	978,360
32,430	American Equity Investment Life Holding Co.	876,259
101,470	First BanCorp	1,162,846
246,020	Genworth Financial, Inc., Class A*	942,257
34,400	Ladder Capital Corp., REIT	585,488
4,915	LGI Homes, Inc.*	296,080
13,695	Piper Jaffray Cos.	997,407
13,300	Stifel Financial Corp.	701,708
12,000	TPG Specialty Lending, Inc.	240,000
45,030	Xenia Hotels & Resorts, Inc., REIT	986,607
		7,767,012

Shares		Value
	Industrial-9.41%
34,010	American Axle & Manufacturing Holdings, Inc.*	$486,683
17,855	Encore Wire Corp.	1,021,663
10,000	Generac Holdings, Inc.*	512,300
44,975	Milacron Holdings Corp.*	509,117
34,750	Modine Manufacturing Co.*	481,982
28,700	Owens-Illinois, Inc.	544,726
26,850	Quad/Graphics, Inc.	319,515
		3,875,986

	Technology-19.16%
31,900	Acorda Therapeutics, Inc.*	423,951
42,595	Blucora, Inc.*	1,421,821
7,400	Cabot Microelectronics Corp.	828,504
11,143	Deluxe Corp.	487,172
9,500	Genomic Health, Inc.*	665,475
61,420	Innoviva, Inc.*	861,723
37,000	KEMET Corp.	627,890
29,800	Kulicke & Soffa Industries, Inc.	658,878
25,415	Nova Measuring Instruments, Ltd.*	639,950
16,700	Sykes Enterprises, Inc.*	472,276
2,200	SYNNEX Corp.	209,858
32,100	Vishay Intertechnology, Inc.	592,887
		7,890,385

	Utilities-6.96%
8,900	IDACORP, Inc.	885,906
21,960	PNM Resources, Inc.	1,039,586
18,100	Portland General Electric Co.	938,304
		2,863,796

TOTAL COMMON STOCKS
(Cost $37,869,405)		39,546,856

Shares		Value
SHORT TERM INVESTMENTS-3.94%
	Mutual Fund-3.94%
1,622,477	First American Treasury Obligations Fund, Class X, 7-Day Yield 2.339%	1,622,477

TOTAL SHORT TERM INVESTMENTS
(Cost $1,622,477)		1,622,477

TOTAL INVESTMENT SECURITIES-99.99%
(Cost $39,491,882)		41,169,333
OTHER ASSETS IN EXCESS OF LIABILITIES-0.01%		3,580
NET ASSETS-100.00%		$41,172,913

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES MID CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS-93.85%
	Basic Materials-10.17%
4,610	Advanced Drainage Systems, Inc.	$118,800
1,645	Arch Coal, Inc., Class A	150,139
5,365	Boise Cascade Co.	143,567
15,225	Cleveland-Cliffs, Inc.	152,098
10,265	CNX Resources Corp.*	110,554
3,425	Kennametal, Inc.	125,869
6,055	Louisiana-Pacific Corp.	147,621
5,060	Norbord, Inc.	139,403
4,600	Orion Engineered Carbons SA	87,354
2,715	Trinseo SA	122,989
6,350	United States Steel Corp.	123,761
		1,422,155

	Consumer, Cyclical-32.95%
7,770	Abercrombie & Fitch Co., Class A	212,976
6,370	American Eagle Outfitters, Inc.	141,223
2,110	Asbury Automotive Group, Inc.*	146,350
3,025	Atlas Air Worldwide Holdings, Inc.*	152,944
7,505	Bloomin' Brands, Inc.	153,477
8,145	BMC Stock Holdings, Inc.*	143,922
2,980	Brinker International, Inc.	132,252
8,015	Callaway Golf Co.	127,679
4,020	Dick's Sporting Goods, Inc.	147,976
1,905	Dillard's, Inc., Class A	137,198
4,790	DSW, Inc., Class A	106,434
3,185	Foot Locker, Inc.	193,011
8,865	Gray Television, Inc.*	189,356
2,495	Group 1 Automotive, Inc.	161,426
2,770	Insight Enterprises, Inc.*	152,516
5,785	KB Home	139,823
9,500	Laureate Education, Inc., Class A*	142,215
5,000	MDC Holdings, Inc.	145,300
3,335	Meritage Homes Corp.*	149,108
8,960	Michaels Cos., Inc.*	102,323
6,135	MSG Networks, Inc., Class A*	133,436
4,620	Navistar International Corp.*	149,226
1,860	Nexstar Media Group, Inc., Class A	201,568
2,885	Penske Automotive Group, Inc.	128,815
3,640	Rush Enterprises, Inc., Class A	152,188
2,835	SkyWest, Inc.	153,912
4,090	Toll Brothers, Inc.	148,058
10,790	TRI Pointe Group, Inc.*	136,386
3,945	Tribune Media Co., Class A	182,022
3,590	Urban Outfitters, Inc.*	106,408
3,845	Wolverine World Wide, Inc.	137,382
		4,606,910

	Consumer, Non-cyclical-9.14%
2,965	Cal-Maine Foods, Inc.	132,328
4,635	Cardtronics PLC, Class A*	164,913
3,165	Edgewell Personal Care Co.*	138,912
9,370	Endo International PLC*	75,241
2,005	FTI Consulting, Inc.*	154,024
5,905	H&R Block, Inc.	141,366
6,820	Mallinckrodt PLC*	148,267

Shares		Value
	Consumer, Non-cyclical (continued)
6,375	Tenet Healthcare Corp.*	$183,855
1,180	United Therapeutics Corp.*	138,497
		1,277,403

	Energy-9.16%
10,605	Carrizo Oil & Gas, Inc.*	132,244
60,080	Chesapeake Energy Corp.*	186,248
68,110	Denbury Resources, Inc.*	139,625
24,207	Encana Corp.	175,259
16,435	Gulfport Energy Corp.*	131,809
33,875	Laredo Petroleum, Inc.*	104,674
3,115	Nextera Energy Partners LP	145,284
20,345	QEP Resources, Inc.*	158,488
7,525	Unit Corp*	107,156
		1,280,787

	Financial-14.25%
2,840	Aaron's, Inc.	149,384
7,115	Aircastle, Ltd.	144,008
4,125	American Equity Investment Life Holding Co.	111,457
3,235	Employers Holdings, Inc.	129,756
3,755	Essent Group, Ltd.*	163,155
7,060	Kennedy-Wilson Holdings, Inc.	151,013
8,832	Ladder Capital Corp., REIT	150,321
11,570	MGIC Investment Corp.*	152,608
6,665	NMI Holdings, Inc., Class A*	172,424
5,200	OneMain Holdings, Inc.	165,100
7,415	Radian Group, Inc.	153,787
3,970	Triton International, Ltd.	123,467
3,250	Universal Insurance Holdings, Inc.	100,750
7,235	Waddell & Reed Financial, Inc., Class A	125,093
		1,992,323

	Industrial-7.27%
10,935	American Axle & Manufacturing Holdings, Inc.*	156,480
2,405	Clean Harbors, Inc.*	172,030
4,845	Continental Building Products, Inc.*	120,108
2,555	Generac Holdings, Inc.*	130,893
7,395	KBR, Inc.	141,171
3,955	Matson, Inc.	142,736
7,520	Meritor, Inc.*	153,032
		1,016,450

	Technology-8.96%
8,390	Acorda Therapeutics, Inc.*	111,503
3,155	Avnet, Inc.	136,832
7,835	AVX Corp.	135,859
4,565	Diodes, Inc.*	158,405
7,215	KEMET Corp.	122,439
5,960	Kulicke & Soffa Industries, Inc.	131,776
3,015	Lumentum Holdings, Inc.*	170,468
3,390	United States Cellular Corp.*	155,635
7,045	Vishay Intertechnology, Inc.	130,121
		1,253,038

	Utilities-1.95%
7,475	Clearway Energy, Inc., Class A	108,686

Shares	Value
Utilities (continued)
34,800	Southwestern Energy Co.*	$163,212
271,898

TOTAL COMMON STOCKS
(Cost $14,369,350)	13,120,964

Shares	Value
SHORT TERM INVESTMENTS-6.23%
Mutual Fund-6.23%
870,676	First American Treasury Obligations Fund, Class X, 7-Day Yield 2.339%	870,676

TOTAL SHORT TERM INVESTMENTS
(Cost $870,676)	870,676

TOTAL INVESTMENT SECURITIES-100.08%
(Cost $15,240,026)	13,991,640
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-(0.08)%	(11,381)
NET ASSETS-100.00%	$13,980,259

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS-90.39%
	Basic Materials-4.10%
101,210	Fortuna Silver Mines, Inc.*	$339,054
31,080	Mercer International, Inc.	419,891
12,725	Schnitzer Steel Industries, Inc., Class A	305,400
		1,064,345

	Consumer, Cyclical-17.29%
25,710	Century Communities, Inc.*	616,269
24,750	China Yuchai International, Ltd.	392,288
16,521	Flexsteel Industries, Inc.	383,122
18,510	Haverty Furniture Cos., Inc.	404,999
5,885	Johnson Outdoors, Inc., Class A	419,954
26,250	Kimball International, Inc., Class B	371,175
21,910	M/I Homes, Inc.*	583,244
17,106	Patrick Industries, Inc.*	775,244
48,865	Tilly's, Inc., Class A	543,867
		4,490,162

	Consumer, Non-cyclical-10.91%
17,710	Heidrick & Struggles International, Inc.	678,824
9,550	Ingles Markets, Inc., Class A	263,771
7,512	John B Sanfilippo & Son, Inc.	539,887
19,115	Kelly Services, Inc., Class A	421,677
27,215	Lantheus Holdings, Inc.*	666,223
9,695	Village Super Market, Inc., Class A	264,964
		2,835,346

	Energy-4.92%
164,540	Denbury Resources, Inc.*	337,307
136,205	W&T Offshore, Inc.*	939,815
		1,277,122

	Financial-21.40%
39,620	Ares Commercial Real Estate Corp., REIT	601,828
33,630	Enova International, Inc.*	767,437
50,810	EZCORP, Inc., Class A*	473,549
6,440	Federal Agricultural Mortgage Corp., Class C	466,449
10,725	LGI Homes, Inc.*	646,074
51,980	OFG Bancorp	1,028,684
7,480	Piper Jaffray Cos.	544,768
13,395	SP Plus Corp.*	457,037
18,465	Universal Insurance Holdings, Inc.	572,415
		5,558,241

	Industrial-21.89%
11,300	ArcBest Corp.	347,927
7,615	Argan, Inc.	380,369
22,420	CAI International, Inc.*	520,144
13,475	Casella Waste Systems, Inc., Class A*	479,171

Shares		Value
	Industrial (continued)
8,190	Encore Wire Corp.	$468,632
31,200	Global Brass & Copper Holdings, Inc.	1,074,528
6,190	NACCO Industries, Inc., Class A	236,582
22,590	Quad/Graphics, Inc.	268,821
27,195	Stoneridge, Inc.*	784,848
24,120	Tower International, Inc.	507,244
23,300	Vectrus, Inc.*	619,547
		5,687,813

	Technology-9.88%
43,930	ACCO Brands Corp.	376,041
17,595	Blucora, Inc.*	587,321
49,650	MagnaChip Semiconductor Corp.*	367,410
16,045	Nova Measuring Instruments, Ltd.*	404,013
22,663	PC Connection, Inc.	831,052
		2,565,837

TOTAL COMMON STOCKS
(Cost $19,410,655)		23,478,866

Shares		Value
U.S. TREASURY BONDS & NOTES-7.62%
	U.S. Treasury Notes-7.62%
$2,000,000	1.000%, 11/30/19	1,981,328

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $1,982,058)		1,981,328

Shares		Value
SHORT TERM INVESTMENTS-7.98%
	Mutual Fund-7.98%
2,072,511	First American Treasury Obligations Fund, Class X, 7-Day Yield 2.339%	2,072,511

TOTAL SHORT TERM INVESTMENTS
(Cost $2,072,511)		2,072,511

TOTAL INVESTMENT SECURITIES-105.99%
(Cost $23,465,224)		27,532,705
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS-(5.99)%		(1,557,144)
NET ASSETS-100.00%		$25,975,561

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

JAMES AGGRESSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-67.80%
	Basic Materials-9.38%
1,700	Celanese Corp.	$167,637
11,000	Cleveland-Cliffs, Inc.	109,890
10,000	Freeport-McMoRan, Inc.	128,900
6,000	Harsco Corp.*	120,960
2,375	International Paper Co.	109,891
3,500	Louisiana-Pacific Corp.	85,330
1,525	Newmont Mining Corp.	54,549
2,250	Nucor Corp.	131,288
2,750	Steel Dynamics, Inc.	96,993
700	Westlake Chemical Corp.	47,502
		1,052,940

	Consumer, Cyclical-10.90%
1,750	Asbury Automotive Group, Inc.*	121,380
1,500	Best Buy Co., Inc.	106,590
5,000	Bloomin' Brands, Inc.	102,250
1,000	Deckers Outdoor Corp.*	146,990
3,000	General Motors Co.	111,300
1,700	Kohl's Corp.	116,909
3,000	Lennar Corp., Class A	147,270
2,250	SkyWest, Inc.	122,153
4,000	Viacom, Inc., Class B	112,280
1,400	Walmart, Inc.	136,542
		1,223,664

	Consumer, Non-cyclical-4.92%
375	Anthem, Inc.	107,617
300	Humana, Inc.	79,800
6,000	Kroger Co.	147,600
1,350	Merck & Co., Inc.	112,279
425	UnitedHealth Group, Inc.	105,086
		552,382

	Energy-6.75%
2,000	BP PLC, Sponsored ADR	87,440
2,700	ConocoPhillips	180,198
35,800	Denbury Resources, Inc.*	73,390
1,475	Exxon Mobil Corp.	119,180
2,000	HollyFrontier Corp.	98,540
1,200	Phillips 66	114,204
1,000	Valero Energy Corp.	84,830
		757,782

	Financial-8.43%
2,200	Aflac, Inc.	110,000
1,400	Allstate Corp.	131,852
1,500	American Financial Group, Inc.	144,315
1,000	JPMorgan Chase & Co.	101,230
6,000	KeyCorp	94,500
6,150	Ladder Capital Corp., REIT	104,673
8,500	Regions Financial Corp.	120,275
1,700	Torchmark Corp.	139,315
		946,160

Shares or Principal Amount		Value
	Industrial-5.86%
8,000	Dana, Inc.	$141,920
500	FedEx Corp.	90,705
4,950	H&E Equipment Services, Inc.	124,294
375	Lear Corp.	50,891
4,500	TriMas Corp.*	136,035
1,000	United Rentals, Inc.*	114,250
		658,095

	Technology-15.48%
675	Amgen, Inc.	128,236
700	Apple, Inc.	132,965
3,000	Avnet, Inc.	130,110
500	Broadcom, Inc.	150,355
1,500	Cabot Microelectronics Corp.	167,940
3,200	Cisco Systems, Inc.	172,768
3,100	Intel Corp.	166,470
5,000	KEMET Corp.	84,850
400	Lockheed Martin Corp.	120,064
4,000	Micron Technology, Inc.*	165,320
1,100	Motorola Solutions, Inc.	154,462
200	Northrop Grumman Corp.	53,920
6,000	Vishay Intertechnology, Inc.	110,820
		1,738,280

	Utilities-6.08%
8,475	AES Corp.	153,228
3,000	AT&T, Inc.	94,080
3,525	Exelon Corp.	176,708
3,650	NRG Energy, Inc.	155,052
1,750	Verizon Communications, Inc.	103,478
		682,546

TOTAL COMMON STOCKS
(Cost $6,998,059)		7,611,849

Shares or Principal Amount		Value
EXCHANGE TRADED FUNDS-2.74%
3,000	iShares 1-3 Year Treasury Bond ETF	252,360
1,400	iShares® MSCI Peru ETF	55,006

TOTAL EXCHANGE TRADED FUNDS
(Cost $304,461)		307,366

Shares or Principal Amount		Value
CORPORATE BONDS-1.47%
	Consumer, Cyclical-0.59%
$67,000	TWDC Enterprises 18 Corp., 0.875%, 7/12/19	66,674

	Industrial-0.44%
50,000	General Electric Co., 2.700%, 10/9/22	49,102

	Technology-0.44%
50,000	Microsoft Corp., 1.850%, 2/6/20	49,704

TOTAL CORPORATE BONDS
(Cost $167,107)		165,480

Shares or Principal Amount		Value
U.S. TREASURY BONDS & NOTES-18.22%
	U.S. Treasury Bonds-4.40%
$500,000	2.750%, 11/15/47	$493,984

	U.S. Treasury Notes-11.56%
300,000	1.625%, 6/30/19	299,320
500,000	3.500%, 5/15/20	506,094
500,000	1.375%, 9/15/20	493,184
		1,298,598
	United States Treasury Inflation Indexed Bonds-2.26%
251,269	0.625%, 7/15/21	253,530

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $2,014,729)		2,046,112

Shares or Principal Amount		Value
SHORT TERM INVESTMENTS-9.66%
	Mutual Fund-9.44%
1,059,694	First American Treasury Obligations Fund, Class X, 7-Day Yield 2.339%	1,059,694

	U.S. Treasury Bill-0.22%
25,000	United States Treasury Bill, 2.347%, 4/25/2019(a)	24,961

TOTAL SHORT TERM INVESTMENTS
(Cost $1,084,654)		1,084,655

TOTAL INVESTMENT SECURITIES-99.89%
(Cost $10,569,010)		11,215,462
OTHER ASSETS IN EXCESS OF LIABILITIES-0.11%		12,041
NET ASSETS-100.00%		$11,227,503

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.

See Notes to Quarterly Schedule of Investments.

JAMES LONG-SHORT FUND

SCHEDULE OF INVESTMENTS

March 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS-87.10%
	Basic Materials-8.16%
6,330	Avery Dennison Corp.	$715,290
7,800	Celanese Corp.(a)	769,158
		1,484,448

	Consumer, Cyclical-10.43%
2,870	Best Buy Co., Inc.	203,942
9,610	Bloomin' Brands, Inc.	196,524
3,400	Delta Air Lines, Inc.	175,610
4,970	General Motors Co.	184,387
6,930	Southwest Airlines Co.(a)	359,736
3,510	Target Corp.	281,713
5,900	Viacom, Inc., Class B	165,613
3,380	Walmart, Inc.	329,651
		1,897,176

	Consumer, Non-cyclical-10.09%
700	Anthem, Inc.	200,886
16,930	Kroger Co.	416,478
2,600	Merck & Co., Inc.	216,242
13,545	Pfizer, Inc.(a)	575,256
1,720	UnitedHealth Group, Inc.(a)	425,287
		1,834,149

	Energy-2.94%
4,970	HollyFrontier Corp.	244,872
3,050	Phillips 66	290,269
		535,141

	Financial-20.33%
8,240	Aaron's, Inc.	433,424
6,900	Aflac, Inc.	345,000
2,200	Allstate Corp.	207,196
2,200	Capital One Financial Corp.	179,718
14,790	Chimera Investment Corp., REIT	277,165
9,750	Fifth Third Bancorp	245,895
8,140	JPMorgan Chase & Co.(a)	824,012
15,690	Regions Financial Corp.	222,014
5,750	Travelers Cos., Inc.(a)	788,670
5,120	Unum Group	173,210
		3,696,304

	Industrial-10.49%
4,130	BorgWarner, Inc.	158,633
7,030	Dana, Inc.	124,712
4,500	Deere & Co.	719,280
1,300	FedEx Corp.	235,833
9,560	Owens-Illinois, Inc.	181,449
4,260	United Rentals, Inc.*	486,705
		1,906,612

	Technology-18.83%
1,000	Amgen, Inc.	189,980
1,785	Apple, Inc.	339,061
9,870	Cisco Systems, Inc.	532,881

Shares		Value
	Technology (continued)
6,625	Deluxe Corp.(a)	$289,645
5,650	Intel Corp.	303,405
700	Lockheed Martin Corp.	210,112
11,490	Micron Technology, Inc.*	474,882
1,800	Microsoft Corp.	212,292
3,560	Motorola Solutions, Inc.	499,895
1,380	Northrop Grumman Corp.(a)	372,048
		3,424,201

	Utilities-5.83%
2,590	American Electric Power Co., Inc.(a)	216,912
4,400	Exelon Corp.	220,572
5,985	NRG Energy, Inc.	254,243
7,785	PNM Resources, Inc.(a)	368,542
		1,060,269

TOTAL COMMON STOCKS
(Cost $12,183,733)		15,838,300

Shares		Value
SHORT TERM INVESTMENTS-15.56%
	Mutual Fund-15.56%
2,828,856	First American Treasury Obligations Fund, Class X, 7-Day Yield 2.339%	2,828,856

TOTAL SHORT TERM INVESTMENTS
(Cost $2,828,856)		2,828,856

TOTAL INVESTMENT SECURITIES-102.67%
(Cost $15,012,589)		18,667,156
SECURITIES SOLD SHORT-(3.48)%
(Proceeds $527,827)		(633,574)
OTHER ASSETS IN EXCESS OF LIABILITIES-0.82%		148,894 (b)
NET ASSETS-100.00%		$18,182,476

Shares		Value
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS-(3.48)%
	Communications-(0.79)%
(4,200)	Zillow Group, Inc., Class A	$(143,640)

	Financial-(0.68)%
(15,300)	Deutsche Bank AG	(124,236)

	Technology-(2.01)%
(1,400)	Sage Therapeutics, Inc.	(222,670)
(1,200)	Sarepta Therapeutics, Inc.	(143,028)
		(365,698)

TOTAL COMMON STOCKS SOLD SHORT		(633,574)
(Proceeds $527,827)

TOTAL SECURITIES SOLD SHORT-(3.48)%
(Proceeds $527,827)		$(633,574)

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. Those definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total security position market value of $3,669,103.
(b)	Includes cash which is being held as collateral for securities sold short in the amount of $153,222.

See Notes to Quarterly Schedule of Investments.

James Advantage Funds	Notes to Quarterly Schedule of Investments
March 31, 2019 (Unaudited)

1. ORGANIZATION

James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Mid Cap Fund, James Micro Cap Fund, James Aggressive Allocation Fund, and James Long-Short Fund are each a diversified series of the Trust (individually a “Fund,” collectively the “Funds”). Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other investors that are approved by management of the Trust).

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The James Balanced: Golden Rainbow Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The James Small Cap Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the James Small Cap Fund’s benchmark, the Russell 2000® Index.

James Mid Cap Fund seeks to provide long-term capital appreciation. The James Mid Cap Fund seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies. The Adviser defines mid-capitalization companies as those with market capitalizations at the time of purchase that fall within the range of the Russell Midcap® Index.

James Micro Cap Fund seeks to provide long-term capital appreciation. The James Micro Cap Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell Microcap® Index, including exchange traded funds (“ETFs”) that invest primarily in such securities.

James Aggressive Allocation Fund seeks to provide total return through a combination of growth and income. Preservation of capital in declining markets is a secondary objective. The James Aggressive Allocation Fund will generally run equity allocations of 60% or higher and, therefore, could be more volatile than a more conservative fund that holds a smaller percentage of its assets in stocks. Due to its aggressive nature, the James Aggressive Allocation Fund will generally have a turnover ratio much higher than the James Balanced: Golden Rainbow Fund.

James Long-Short Fund seeks to provide long-term capital appreciation. The James Long-Short Fund seeks to achieve its objective by investing primarily in foreign and domestic equity securities that the Adviser believes are undervalued and more likely to appreciate, and by selling short equity securities that the Adviser believes are overvalued and more likely to depreciate. The James Long-Short Fund also may take long positions in domestic and foreign fixed income securities that the Adviser believes are more likely to appreciate in the interest rate and spread environment anticipated by the Adviser, and short positions in fixed income securities that the Adviser believes are more likely to depreciate in the interest rate and spread environment anticipated by the Adviser. The James Long-Short Fund seeks to achieve positive returns on both the long positions and short positions that it takes in various securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

James Advantage Funds	Notes to Quarterly Schedule of Investments
March 31, 2019 (Unaudited)

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the James Micro Cap Fund are subject to a redemption fee of 2% if redeemed within 180 days of purchase

Securities Valuation

Securities are valued at fair value. The Funds' portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’ opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”). Corporate bonds, U.S. government agencies, U.S. Treasury bonds and notes, foreign, and municipal bonds are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing services generally use market models that consider trade data, yields, spreads, quotations from dealers and active market makers, credit worthiness, market information of comparable securities, and other relevant security specific information. Asset backed/commercial mortgage backed securities are generally valued at the mean between the closing bid and asked prices provided by an independent pricing service. The pricing service generally uses models that consider trade data, prepayment, and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Shares of open-end investment companies are valued at net asset value.

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. The values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; or
Level 3 -	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

James Advantage Funds	Notes to Quarterly Schedule of Investments
March 31, 2019 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2019:

James Balanced: Golden Rainbow Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$518,822,382	$–	$–	$518,822,382
Exchange Traded Funds	3,285,974	–	–	3,285,974
Corporate Bonds	–	74,597,768	–	74,597,768
Municipal Bonds	–	50,584,082	–	50,584,082
U.S. Government Agencies	–	123,941,444	–	123,941,444
Mortgage Backed Securities	–	31,009,017	–	31,009,017
U.S. Treasury Bonds & Notes	277,543,098	–	–	277,543,098
Foreign Bonds	–	7,427,744	–	7,427,744
Short Term Investments	128,988,533	–	–	128,988,533
Total	$928,639,987	$287,560,055	$–	$1,216,200,042

James Small Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$39,546,856	$–	$–	$39,546,856
Short Term Investments	1,622,477	–	–	1,622,477
Total	$41,169,333	$–	$–	$41,169,333

James Mid Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$13,120,964	$–	$–	$13,120,964
Short Term Investments	870,676	–	–	870,676
Total	$13,991,640	$–	$–	$13,991,640

James Micro Cap Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$23,478,866	$–	$–	$23,478,866
U.S. Treasury Bonds & Notes	1,981,328	–	–	1,981,328
Short Term Investments	2,072,511	–	–	2,072,511
Total	$27,532,705	$–	$–	$27,532,705

James Aggressive Allocation Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$7,611,849	$–	$–	$7,611,849
Exchange Traded Funds	307,366	–	–	307,366
Corporate Bonds	–	165,480	–	165,480
U.S. Treasury Bonds & Notes	2,046,112	–	–	2,046,112
Short Term Investments	1,084,655	–	–	1,084,655
Total	$11,049,982	$165,480	$–	$11,215,462

James Advantage Funds	Notes to Quarterly Schedule of Investments
March 31, 2019 (Unaudited)

James Long-Short Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$15,838,300	$–	$–	$15,838,300
Short Term Investments	2,828,856	–	–	2,828,856
Total	$18,667,156	$–	$–	$18,667,156

	Valuation Inputs
Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stocks	$(633,574)	$–	$–	$(633,574)
TOTAL	$(633,574)	$–	$–	$(633,574)

*	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of March 31, 2019, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized and between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Exchange Traded Funds (ETFs)

Each Fund may invest in shares of ETFs. The ETFs in which a Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and other investment companies in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF’s shares trade at a discount to its net asset value.

Short Sales and Segregated Cash

The James Long-Short Fund may actively sell short equity and fixed income securities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

James Advantage Funds	Notes to Quarterly Schedule of Investments
March 31, 2019 (Unaudited)

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. The Fund is required to pay any dividend or interest due on securities sold short. Such dividends and interest are recorded as an expense. The Fund may pay fees or charges on the assets borrowed for securities sold short.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or equity securities sufficient to collateralize the market value of the Fund’s short positions.

4. LINE OF CREDIT

Each Fund has a revolving line of credit agreement with U.S. Bank, N.A. (the “Bank”). Borrowings under these arrangements are secured by investments held in the Funds’ portfolios as notated on the Schedules of Investments and bear interest at the Bank’s prime rate. For the nine months ended March 31, 2019, the Funds did not utilize their line of credit. Each Fund’s line of credit agreement expired on July 10, 2018 and was renewed for one year. The terms of the agreements can be characterized as follows:

Fund	Maximum Balance Available	Interest Rate	Expiration Date
James Balanced: Golden Rainbow Fund	$50,000,000	Prime Rate*	July 9, 2019
James Small Cap Fund	$3,500,000	Prime Rate*	July 9, 2019
James Mid Cap Fund	$750,000	Prime Rate*	July 9, 2019
James Micro Cap Fund	$1,500,000	Prime Rate*	July 9, 2019
James Aggressive Allocation Fund	$500,000	Prime Rate*	July 9, 2019
James Long-Short Fund	$3,000,000	Prime Rate*	July 9, 2019

*	The rate at which the Bank announces its prime lending rate.

5. Subsequent Events

OPEN FOR Liquidation Disclosure